Distribution Date:	01/12/22	COMM 2014-CCRE19 Mortgage Trust
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Controlling Class	Eightfold Real Estate Capital, L.P.
Specially Serviced Loan Detail - Part 2	25	Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592GAY9	1.415000%	69,931,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592GAZ6	2.965000%	168,679,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592GBA0	3.530000%	15,824,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592GBB8	3.499000%	94,344,000.00	52,106,986.81	1,419,026.52	151,935.29	0.00	0.00	1,570,961.81	50,687,960.29	42.72%	30.00%
A-4	12592GBC6	3.532000%	190,000,000.00	134,316,666.40	0.00	395,338.72	0.00	0.00	395,338.72	134,316,666.40	42.72%	30.00%
A-5	12592GBD4	3.796000%	283,135,000.00	283,135,000.00	0.00	895,650.38	0.00	0.00	895,650.38	283,135,000.00	42.72%	30.00%
A-M	12592GBF9	4.080000%	89,530,000.00	89,530,000.00	0.00	304,402.00	0.00	0.00	304,402.00	89,530,000.00	31.77%	22.38%
B	12592GBG7	4.702692%	55,773,000.00	55,773,000.00	0.00	218,569.35	0.00	0.00	218,569.35	55,773,000.00	24.95%	17.63%
C	12592GBJ1	4.702692%	52,837,000.00	52,837,000.00	0.00	207,063.43	0.00	0.00	207,063.43	52,837,000.00	18.48%	13.13%
D	12592GAG8	4.702692%	64,579,000.00	64,579,000.00	0.00	253,079.27	0.00	0.00	253,079.27	64,579,000.00	10.58%	7.63%
E	12592GAJ2	4.202692%	23,483,000.00	23,483,000.00	0.00	82,243.17	0.00	0.00	82,243.17	23,483,000.00	7.71%	5.63%
F	12592GAL7	3.413000%	13,210,000.00	13,210,000.00	0.00	37,571.44	0.00	0.00	37,571.44	13,210,000.00	6.09%	4.50%
G	12592GAN3	3.413000%	13,209,000.00	13,209,000.00	0.00	37,568.60	0.00	0.00	37,568.60	13,209,000.00	4.48%	3.38%
H*	12592GAQ6	3.413000%	39,628,569.00	36,592,294.25	0.00	103,960.11	0.00	0.00	103,960.11	36,592,294.25	0.00%	0.00%
V	12592GAT0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592GAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592GAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,174,162,572.00	818,771,947.46	1,419,026.52	2,687,381.76	0.00	0.00	4,106,408.28	817,352,920.94

Notional Certificates
X-A	12592GBE2	0.952317%	911,443,000.00	559,088,653.21	0.00	443,691.51	0.00	0.00	443,691.51	557,669,626.69
X-B	12592GAA1	0.000000%	108,610,000.00	108,610,000.00	0.00	0.00	0.00	0.00	0.00	108,610,000.00
X-C	12592GAC7	0.784300%	36,693,000.00	36,693,000.00	0.00	23,981.94	0.00	0.00	23,981.94	36,693,000.00
X-D	12592GAE3	1.289692%	52,837,569.00	49,801,294.25	0.00	53,523.59	0.00	0.00	53,523.59	49,801,294.25
Notional SubTotal			1,109,583,569.00	754,192,947.46	0.00	521,197.04	0.00	0.00	521,197.04	752,773,920.94

Deal Distribution Total					1,419,026.52	3,208,578.80	0.00	0.00	4,627,605.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592GAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592GAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592GBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592GBB8	552.30843307	15.04098321	1.61043935	0.00000000	0.00000000	0.00000000	0.00000000	16.65142256	537.26744986
A-4	12592GBC6	706.92982316	0.00000000	2.08073011	0.00000000	0.00000000	0.00000000	0.00000000	2.08073011	706.92982316
A-5	12592GBD4	1,000.00000000	0.00000000	3.16333332	0.00000000	0.00000000	0.00000000	0.00000000	3.16333332	1,000.00000000
A-M	12592GBF9	1,000.00000000	0.00000000	3.40000000	0.00000000	0.00000000	0.00000000	0.00000000	3.40000000	1,000.00000000
B	12592GBG7	1,000.00000000	0.00000000	3.91890969	0.00000000	0.00000000	0.00000000	0.00000000	3.91890969	1,000.00000000
C	12592GBJ1	1,000.00000000	0.00000000	3.91890967	0.00000000	0.00000000	0.00000000	0.00000000	3.91890967	1,000.00000000
D	12592GAG8	1,000.00000000	0.00000000	3.91890971	0.00000000	0.00000000	0.00000000	0.00000000	3.91890971	1,000.00000000
E	12592GAJ2	1,000.00000000	0.00000000	3.50224290	0.00000000	0.00000000	0.00000000	0.00000000	3.50224290	1,000.00000000
F	12592GAL7	1,000.00000000	0.00000000	2.84416654	0.00000000	0.00000000	0.00000000	0.00000000	2.84416654	1,000.00000000
G	12592GAN3	1,000.00000000	0.00000000	2.84416686	0.00000000	0.00000000	0.00000000	0.00000000	2.84416686	1,000.00000000
H	12592GAQ6	923.38167068	0.00000000	2.62336271	0.00288857	14.08394585	0.00000000	0.00000000	2.62336271	923.38167068
V	12592GAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592GAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592GAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592GBE2	613.41044170	0.00000000	0.48680116	0.00000000	0.00000000	0.00000000	0.00000000	0.48680116	611.85354069
X-B	12592GAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12592GAC7	1,000.00000000	0.00000000	0.65358352	0.00000000	0.00000000	0.00000000	0.00000000	0.65358352	1,000.00000000
X-D	12592GAE3	942.53568422	0.00000000	1.01298358	0.00000000	0.00000000	0.00000000	0.00000000	1.01298358	942.53568422

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	151,935.29	0.00	151,935.29	0.00	0.00	0.00	151,935.29	0.00
A-4	12/01/21 - 12/30/21	30	0.00	395,338.72	0.00	395,338.72	0.00	0.00	0.00	395,338.72	0.00
A-5	12/01/21 - 12/30/21	30	0.00	895,650.38	0.00	895,650.38	0.00	0.00	0.00	895,650.38	0.00
A-M	12/01/21 - 12/30/21	30	0.00	304,402.00	0.00	304,402.00	0.00	0.00	0.00	304,402.00	0.00
B	12/01/21 - 12/30/21	30	0.00	218,569.35	0.00	218,569.35	0.00	0.00	0.00	218,569.35	0.00
C	12/01/21 - 12/30/21	30	0.00	207,063.43	0.00	207,063.43	0.00	0.00	0.00	207,063.43	0.00
D	12/01/21 - 12/30/21	30	0.00	253,079.27	0.00	253,079.27	0.00	0.00	0.00	253,079.27	0.00
E	12/01/21 - 12/30/21	30	0.00	82,243.17	0.00	82,243.17	0.00	0.00	0.00	82,243.17	0.00
F	12/01/21 - 12/30/21	30	0.00	37,571.44	0.00	37,571.44	0.00	0.00	0.00	37,571.44	0.00
G	12/01/21 - 12/30/21	30	0.00	37,568.60	0.00	37,568.60	0.00	0.00	0.00	37,568.60	0.00
H	12/01/21 - 12/30/21	30	558,012.15	104,074.58	0.00	104,074.58	114.47	0.00	0.00	103,960.11	558,126.62
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/21 - 12/30/21	30	0.00	443,691.51	0.00	443,691.51	0.00	0.00	0.00	443,691.51	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12/01/21 - 12/30/21	30	0.00	23,981.94	0.00	23,981.94	0.00	0.00	0.00	23,981.94	0.00
X-D	12/01/21 - 12/30/21	30	0.00	53,523.59	0.00	53,523.59	0.00	0.00	0.00	53,523.59	0.00
Totals			558,012.15	3,208,693.27	0.00	3,208,693.27	114.47	0.00	0.00	3,208,578.80	558,126.62

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592GBF9	4.080000%	89,530,000.00	89,530,000.00	0.00	304,402.00	0.00	0.00	304,402.00	89,530,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592GBG7	4.702692%	55,773,000.00	55,773,000.00	0.00	218,569.35	0.00	0.00	218,569.35	55,773,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592GBJ1	4.702692%	52,837,000.00	52,837,000.00	0.00	207,063.43	0.00	0.00	207,063.43	52,837,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			198,140,000.03	198,140,000.00	0.00	730,034.78	0.00	0.00	730,034.78	198,140,000.00

Exchangeable Certificate Details
PEZ	12592GBH5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,627,605.32
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,331,639.09	Master Servicing Fee	11,829.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,679.20
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	352.53
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,128.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,989.35
Total Interest Collected	3,331,639.09

Principal		Expenses/Reimbursements
Scheduled Principal	1,419,026.52	Reimbursement for Interest on Advances	834.63
Unscheduled Principal Collections		ASER Amount	(16,771.15)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,050.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,419,026.52	Total Expenses/Reimbursements	114.46

		Interest Reserve Deposit	106,956.44

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,208,578.80
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,419,026.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,627,605.32
Total Funds Collected	4,750,665.61	Total Funds Distributed	4,750,665.57

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	818,771,947.46	818,771,947.46	Beginning Certificate Balance	818,771,947.46
(-) Scheduled Principal Collections	1,419,026.52	1,419,026.52	(-) Principal Distributions	1,419,026.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	817,352,920.94	817,352,920.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	820,477,176.80	820,477,176.80	Ending Certificate Balance	817,352,920.94
Ending Actual Collateral Balance	819,068,315.85	819,068,315.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP	Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP
	4,999,999 or less	12	42,036,385.69	5.14%	30	4.8243	1.851106	1.29 or less	13	191,039,324.55	23.37%	31	4.7607	0.606886
5,000,000 to 9,999,999		13	94,448,507.17	11.56%	27	4.7733	1.657699	1.30 to 1.39	5	123,571,965.98	15.12%	28	4.5512	1.349050
10,000,000 to 14,999,999		6	76,681,434.38	9.38%	31	4.5479	1.388043	1.40 to 1.59	5	53,190,936.67	6.51%	30	4.5717	1.521779
15,000,000 to 24,999,999		7	146,503,339.82	17.92%	31	4.6700	2.452116	1.60 to 1.79	5	91,996,708.04	11.26%	31	4.5911	1.698133
25,000,000 to 49,999,999		5	148,231,410.66	18.14%	31	4.5197	1.583072	1.80 to 1.99	3	21,537,284.62	2.64%	31	4.7636	1.858966
	50,000,000 or greater	3	179,533,068.93	21.97%	31	4.9525	1.447065	2.00 or greater	15	206,097,926.79	25.22%	31	4.8793	3.079457
	Totals	57	817,352,920.94	100.00%	30	4.7253	1.688534	Totals	57	817,352,920.94	100.00%	30	4.7253	1.688534
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP
							Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP
California	10	159,543,070.55	19.52%	31	4.7163	1.119299
							Industrial	1	4,211,099.69	0.52%	30	4.6000	0.820000
Connecticut	1	21,241,741.70	2.60%	31	5.0390	1.260000
							Lodging	12	136,848,471.96	16.74%	30	4.7510	1.534626
Florida	3	33,324,109.88	4.08%	30	4.6738	1.615964
							Mixed Use	6	95,132,075.30	11.64%	30	5.0335	3.145899
Georgia	3	93,217,750.20	11.40%	31	4.5338	1.371719
							Mobile Home Park	5	37,612,196.01	4.60%	31	4.6374	3.918230
Illinois	2	6,229,917.39	0.76%	30	4.7627	1.309319
							Multi-Family	5	11,204,620.38	1.37%	30	4.5660	1.355926
Indiana	3	10,586,888.96	1.30%	31	4.7958	1.740205
							Office	12	222,738,986.22	27.25%	31	4.7829	1.025302
Maine	4	4,109,390.53	0.50%	30	4.9000	1.320000
							Retail	10	170,603,207.32	20.87%	29	4.4630	1.551340
Maryland	5	56,653,724.19	6.93%	30	4.5153	2.976968
							Self Storage	4	9,083,489.76	1.11%	30	4.9464	2.881443
Michigan	2	28,841,454.36	3.53%	31	4.5935	1.639185
							Totals	66	817,352,920.94	100.00%	30	4.7253	1.688534
New Jersey	4	24,785,608.32	3.03%	30	4.8774	1.720996

New York	6	136,687,244.81	16.72%	31	4.9280	2.418887

North Carolina	2	8,278,622.62	1.01%	(13)	4.9329	2.047368

Ohio	3	36,160,084.88	4.42%	31	4.4007	1.743188

Oklahoma	1	24,037,861.52	2.94%	31	4.8500	2.010000

South Carolina	1	6,021,141.46	0.74%	30	4.7000	0.510000

Tennessee	1	3,331,329.43	0.41%	30	4.7210	2.750000

Texas	1	7,854,908.22	0.96%	30	5.1560	1.030000

Virginia	2	17,174,866.79	2.10%	30	4.4691	1.291248

Wyoming	1	9,354,430.83	1.14%	29	4.9800	1.650000

Totals	66	817,352,920.94	100.00%	30	4.7253	1.688534

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP	Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP
	3.9999% or less	1	12,759,370.41	1.56%	30	3.8500	1.280000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	8	177,232,322.02	21.68%	31	4.3958	1.848485	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	30	402,108,293.81	49.20%	30	4.7299	1.453396	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	7	95,334,160.41	11.66%	30	5.4073	2.791784	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	817,352,920.94	100.00%	30	4.7253	1.688534	49 months or greater	46	687,434,146.65	84.10%	30	4.7214	1.737647
								Totals	57	817,352,920.94	100.00%	30	4.7253	1.688534
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP	Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP
	60 months or less	46	687,434,146.65	84.10%	30	4.7214	1.737647	Interest Only	2	59,075,000.00	7.23%	31	4.4102	2.204080
61 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 83 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	817,352,920.94	100.00%	30	4.7253	1.688534	84 months or greater	44	628,359,146.65	76.88%	30	4.7506	1.693796
								Totals	57	817,352,920.94	100.00%	30	4.7253	1.688534
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	129,918,774.29	15.90%	31	4.7461	NAP				None
Underwriter's Information		3	71,289,578.22	8.72%	30	5.4433	3.158992
	12 months or less	41	604,759,922.73	73.99%	30	4.6338	1.558588
	13 months to 24 months	1	3,646,471.98	0.45%	31	4.5690	3.960000
	25 months or greater	1	7,738,173.72	0.95%	31	4.9900	1.590000
	Totals	57	817,352,920.94	100.00%	30	4.7253	1.688534
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30308076	OF	San Diego	CA	Actual/360	4.819%	281,396.78	126,085.95	0.00	N/A	08/06/24	--	67,818,482.79	67,692,396.84	01/06/22
2	30308077	RT	Snellville	GA	Actual/360	4.460%	226,806.88	94,439.47	0.00	N/A	08/06/24	--	59,055,746.72	58,961,307.25	01/06/22
3	30294095	MU	New York	NY	Actual/360	5.673%	258,787.82	92,632.36	0.00	N/A	07/06/24	--	52,971,997.20	52,879,364.84	07/06/20
6	30308078	MF	Detroit	MI	Actual/360	4.940%	189,844.50	70,071.33	0.00	N/A	08/06/24	--	44,628,456.53	44,558,385.20	01/06/22
7	30294122	RT	New York	NY	Actual/360	4.440%	151,021.67	0.00	0.00	N/A	08/06/24	--	39,500,000.00	39,500,000.00	01/06/22
8	30308079	LO	Healdsburg	CA	Actual/360	4.750%	78,019.99	43,805.48	0.00	N/A	08/06/24	--	19,074,497.01	19,030,691.53	01/06/22
9	30308080	LO	Sonoma	CA	Actual/360	4.750%	54,286.88	30,480.17	0.00	N/A	08/06/24	--	13,272,174.88	13,241,694.71	01/06/22
10	30294060	OF	Rochester	NY	Actual/360	4.746%	114,245.96	52,604.04	0.00	N/A	08/06/24	--	27,954,641.62	27,902,037.58	01/06/22
11	30294055	RT	Warrensville Heights	OH	Actual/360	4.261%	96,603.71	53,625.50	0.00	N/A	08/06/24	--	26,331,405.29	26,277,779.79	01/06/22
12	30294011	LO	Savannah	GA	Actual/360	4.620%	114,865.45	39,286.64	0.00	N/A	07/06/24	--	28,872,755.36	28,833,468.72	01/06/22
13	30308081	LO	Orlando	FL	Actual/360	4.549%	100,926.45	46,857.82	0.00	N/A	07/06/24	--	25,764,982.39	25,718,124.57	01/06/22
15	30308083	OF	Danbury	CT	Actual/360	5.039%	92,587.89	96,107.69	0.00	N/A	08/06/24	--	21,337,849.39	21,241,741.70	01/06/22
16	30294117	OF	Tulsa	OK	Actual/360	4.850%	100,577.46	44,537.79	0.00	N/A	08/06/24	--	24,082,399.31	24,037,861.52	01/06/22
17	30308084	MF	Denver	CO	Actual/360	4.625%	100,750.39	39,224.09	0.00	N/A	08/06/24	--	25,297,394.72	25,258,170.63	01/06/22
19	30294090	OF	West Bloomfield	MI	Actual/360	4.550%	88,574.82	43,936.92	0.00	N/A	08/06/24	--	22,606,830.81	22,562,893.89	01/06/22
21	30308085	MH	Berlin	MD	Actual/360	4.569%	77,520.11	38,174.59	0.00	N/A	08/06/24	--	19,703,075.77	19,664,901.18	01/06/22
22	30308086	OF	Columbia	MD	Actual/360	4.536%	79,779.88	34,706.10	0.00	N/A	07/06/24	--	20,424,956.10	20,390,250.00	01/06/22
23	30308087	MU	San Francisco	CA	Actual/360	4.350%	73,324.69	0.00	0.00	N/A	07/05/24	--	19,575,000.00	19,575,000.00	01/05/22
26	30308088	IN	Boston	MA	Actual/360	4.743%	67,390.12	0.00	0.00	N/A	07/06/24	--	16,500,000.00	16,500,000.00	01/06/22
27	30294137	MH	Various	Various	Actual/360	4.749%	58,592.23	26,948.05	0.00	N/A	08/06/24	--	14,327,770.90	14,300,822.85	01/06/22
28	30308089	MU	New York	NY	Actual/360	3.850%	42,393.45	27,927.79	0.00	N/A	07/06/24	--	12,787,298.20	12,759,370.41	01/06/22
29	30294069	LO	San Diego	CA	Actual/360	4.670%	51,197.42	24,260.66	0.00	N/A	08/06/24	--	12,731,278.73	12,707,018.07	01/06/22
30	30293936	OF	Woodcliff Lake	NJ	Actual/360	4.888%	56,162.57	23,124.85	0.00	N/A	07/06/24	--	13,343,094.55	13,319,969.70	01/06/22
31	30293977	MF	Baltimore	MD	Actual/360	4.540%	49,813.32	20,183.09	0.00	N/A	07/06/24	--	12,741,790.74	12,721,607.65	01/06/22
32	30293808	LO	Laramie	WY	Actual/360	4.980%	40,227.63	26,282.86	0.00	N/A	06/06/24	--	9,380,713.69	9,354,430.83	01/06/22
33	30294001	RT	Lorton	VA	Actual/360	4.284%	38,246.29	15,098.41	0.00	N/A	07/06/24	--	10,367,657.05	10,352,558.64	01/06/22
35	30308091	OF	Mount Laurel	NJ	Actual/360	4.950%	36,694.89	15,748.01	0.00	N/A	07/06/24	--	8,608,770.95	8,593,022.94	01/06/22
36	30308092	MF	Clarkston	GA	Actual/360	4.400%	35,676.60	13,397.97	0.00	N/A	07/06/24	--	9,416,112.00	9,402,714.03	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	30308093	LO	Trophy Club	TX	Actual/360	5.156%	34,970.08	21,432.84	0.00	N/A	07/06/24	--	7,876,341.06	7,854,908.22	12/06/21
38	30294101	MU	San Francisco	CA	Actual/360	4.400%	30,592.07	14,977.17	0.00	N/A	08/06/24	--	8,074,154.58	8,059,177.41	01/06/22
39	30308094	OF	Sacramento	CA	Actual/360	4.747%	32,139.21	14,792.78	0.00	N/A	08/06/24	--	7,862,428.68	7,847,635.90	01/06/22
40	30308095	RT	Hyattsville	MD	Actual/360	4.361%	28,763.88	15,349.82	0.00	N/A	08/06/24	--	7,659,530.34	7,644,180.52	01/06/22
41	30308096	LO	San Francisco	CA	Actual/360	4.990%	33,303.25	12,274.65	0.00	N/A	08/06/24	--	7,750,448.37	7,738,173.72	01/06/22
44	30308099	RT	Charlottesville	VA	Actual/360	4.750%	27,950.83	11,172.72	0.00	N/A	07/06/24	--	6,833,480.87	6,822,308.15	01/06/22
45	30294061	OF	Saint Clair Shores	MI	Actual/360	4.750%	25,729.44	11,829.17	0.00	N/A	08/06/24	--	6,290,389.64	6,278,560.47	01/06/22
46	30308100	MF	Baltimore	MD	Actual/360	4.440%	26,274.02	9,699.52	0.00	N/A	07/06/24	--	6,872,017.93	6,862,318.41	01/06/22
47	30308101	MF	Jacksonville	FL	Actual/360	4.530%	23,730.74	11,862.12	0.00	N/A	08/06/24	--	6,083,505.87	6,071,643.75	01/06/22
48	30294170	RT	Charlotte	NC	Actual/360	4.891%	25,104.32	10,947.91	0.00	N/A	08/06/19	--	5,960,622.82	5,949,674.91	12/06/21
49	30308102	RT	Boiling Springs	SC	Actual/360	4.700%	24,409.17	9,950.58	0.00	N/A	07/06/24	--	6,031,092.04	6,021,141.46	12/06/21
50	30308103	RT	Canton	GA	Actual/360	4.878%	22,818.88	10,001.44	0.00	N/A	08/06/24	--	5,432,975.67	5,422,974.23	01/06/22
51	30294121	LO	Columbus	OH	Actual/360	4.800%	19,746.85	13,486.97	0.00	N/A	08/06/24	--	4,777,463.25	4,763,976.28	01/06/22
52	30293927	IN	Niles	IL	Actual/360	4.600%	16,759.57	19,928.88	0.00	N/A	07/06/24	--	4,231,028.57	4,211,099.69	01/06/22
53	30293993	MF	Orlando	FL	Actual/360	4.550%	19,786.53	6,970.65	0.00	N/A	07/05/24	--	5,050,087.94	5,043,117.29	01/05/22
55	30308105	LO	Lakeland	FL	Actual/360	5.092%	18,195.36	11,302.78	0.00	N/A	08/06/24	--	4,149,664.81	4,138,362.03	01/06/22
56	30293938	OF	Merrick	NY	Actual/360	4.870%	18,379.51	7,538.31	0.00	N/A	07/06/24	--	4,382,290.77	4,374,752.46	01/06/22
57	30308106	Various Portland		ME	Actual/360	4.900%	17,369.07	7,044.36	0.00	N/A	07/06/24	--	4,116,434.89	4,109,390.53	01/06/22
58	30308107	MH	Wawarsing	NY	Actual/360	4.569%	14,374.59	7,078.73	0.00	N/A	08/06/24	--	3,653,550.71	3,646,471.98	01/06/22
59	30308108	RT	Costa Mesa	CA	Actual/360	4.700%	14,805.79	6,977.00	0.00	N/A	07/06/24	--	3,658,259.37	3,651,282.37	01/06/22
60	30293933	LO	Saint Augustine	FL	Actual/360	5.100%	15,270.49	9,527.62	0.00	N/A	07/05/24	--	3,477,150.90	3,467,623.28	01/05/22
61	30293912	SS	Various	Various	Actual/360	5.102%	15,066.36	6,113.47	0.00	N/A	07/05/24	--	3,429,326.10	3,423,212.63	01/05/22
62	30308109	SS	Clarksville	TN	Actual/360	4.721%	13,568.66	6,343.54	0.00	N/A	07/06/24	--	3,337,672.97	3,331,329.43	01/06/22
64	30294116	OF	Deptford Township	NJ	Actual/360	4.611%	11,421.45	3,900.61	0.00	N/A	08/06/24	--	2,876,516.29	2,872,615.68	01/06/22
65	30293885	RT	Harrisonburg	VA	Actual/360	4.980%	10,358.65	4,102.55	0.00	N/A	06/06/24	--	2,415,543.24	2,411,440.69	01/06/22
66	30308110	SS	Mount Holly	NC	Actual/360	5.040%	10,126.00	4,232.04	0.00	N/A	06/06/24	--	2,333,179.75	2,328,947.71	01/06/22
67	30308111	MF	Baltimore	MD	Actual/360	4.620%	8,334.38	2,867.34	0.00	N/A	06/06/24	--	2,094,941.42	2,092,074.08	01/06/22
68	30308112	MF	Cedar City	UT	Actual/360	5.350%	8,252.77	4,758.21	0.00	N/A	07/06/24	--	1,791,376.07	1,786,617.86	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
69	30293886	MH	Apache Junction	AZ	Actual/360	5.000%	7,721.32	3,015.11	0.00	N/A	07/06/24	--	1,793,339.84	1,790,324.73 01/06/22
Totals							3,331,639.09	1,419,026.52	0.00				818,771,947.46	817,352,920.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,352,696.00	(719,367.11)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,950,918.33	5,320,952.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(4,857,601.86)	0.00	--	--	11/06/20	0.00	0.00	350,033.49	6,321,462.92	5,220,693.39	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,162,894.13	3,145,226.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,809,352.56	3,868,773.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	475,985.90	2,039,898.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,102,305.64	2,628,008.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,799,100.36	3,945,914.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	270,695.65	2,856,395.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	483,496.78	2,835,891.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,012,135.90	3,012,646.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,239,988.42	4,041,956.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,775,343.16	2,712,242.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,779,939.26	7,741,709.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,387,180.05	2,318,149.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,584,744.80	2,701,380.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,488,878.67	426,704.28	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,130,681.47	1,122,041.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,176,557.06	254,811.33	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,176,073.40	1,260,127.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	967,096.68	1,530,696.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	994,428.88	991,609.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,542,688.24	1,641,077.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	(22,624.89)	787,564.26	10/01/20	09/30/21	--	0.00	0.00	56,369.01	56,369.01	0.00	0.00
38	1,625,949.95	1,659,780.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,063,934.56	1,038,321.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,023,257.32	1,080,538.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	(656,039.66)	7,578.86	--	--	01/06/22	0.00	0.00	0.00	0.00	0.00	0.00
44	431,710.53	518,641.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	929,913.08	862,100.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	677,684.70	624,413.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	583,097.18	618,812.87	01/01/21	11/30/21	04/06/21	1,357,908.34	5,713.25	30,313.32	30,313.32	0.00	0.00
49	242,646.16	263,343.57	01/01/21	09/30/21	--	0.00	0.00	34,333.78	34,333.78	0.00	0.00
50	710,567.70	782,878.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	(378,021.74)	29,995.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	558,965.74	497,820.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	413,904.46	807,775.40	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	594,353.93	488,539.46	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,033,932.60	2,394,356.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	195,444.00	278,539.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	374,383.53	885,406.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	563,390.24	602,950.70	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	30,785.78	0.00
62	552,495.43	666,162.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	350,307.02	363,155.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	609,961.14	674,861.28	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	171,237.43	175,148.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	52,456,029.89	71,785,533.07				1,357,908.34	5,713.25	471,049.60	6,442,479.03	5,251,479.17	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	0	0.00	0	0.00	1	52,879,364.84	2	58,829,039.75	0	0.00	0	0.00	0	0.00	0	0.00	4.725302%	4.699617%	30
12/10/21	0	0.00	1	7,750,448.37	1	52,971,997.20	1	5,960,622.82	0	0.00	0	0.00	0	0.00	0	0.00	4.725370%	4.699684%	31
11/15/21	1	7,763,742.04	0	0.00	1	53,072,502.38	1	5,972,332.82	0	0.00	0	0.00	0	0.00	0	0.00	4.725443%	4.699755%	32
10/13/21	0	0.00	0	0.00	2	60,940,103.07	1	5,983,185.70	0	0.00	0	0.00	0	0.00	0	0.00	4.725509%	4.699820%	33
09/13/21	0	0.00	1	7,942,321.66	2	61,052,892.10	1	5,994,804.11	0	0.00	0	0.00	0	0.00	0	0.00	4.725580%	4.699579%	34
08/12/21	1	7,963,368.11	1	6,072,056.12	2	61,155,712.28	1	6,005,562.74	0	0.00	0	0.00	0	0.00	0	0.00	4.725645%	4.699642%	35
07/12/21	0	0.00	1	6,081,801.47	2	61,258,039.62	1	6,016,276.25	0	0.00	0	0.00	0	0.00	0	0.00	4.725710%	4.699705%	36
06/11/21	1	6,092,299.71	0	0.00	2	61,369,353.62	1	6,027,760.33	0	0.00	0	0.00	0	0.00	1	15,851,244.08	4.725779%	4.699773%	37
05/12/21	0	0.00	1	15,876,858.96	3	69,497,744.39	1	6,038,380.75	0	0.00	0	0.00	0	0.00	0	0.00	4.730807%	4.704708%	37
04/12/21	4	54,964,047.91	0	0.00	3	69,629,891.43	1	6,049,775.10	0	0.00	2	32,947,105.51	0	0.00	0	0.00	4.730874%	4.704773%	38
03/12/21	0	0.00	0	0.00	3	69,750,755.65	1	6,060,303.18	0	0.00	0	0.00	0	0.00	0	0.00	4.730934%	4.704832%	39
02/12/21	2	33,102,938.17	1	8,093,428.72	2	61,809,717.29	1	6,073,252.08	0	0.00	1	8,093,428.72	0	0.00	0	0.00	4.731011%	4.704908%	40
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30294095	07/06/20	17	6	350,033.49	6,321,462.92	5,261,727.59	54,552,428.42	07/10/20	2		12/13/21
37	30308093	12/06/21	0	A	56,369.01	56,369.01	4,500.00	7,876,341.06	02/10/21	98
48	30294170	12/06/21	0	5	30,313.32	30,313.32	3,663.20	5,960,622.82	08/16/19	13		11/22/19
49	30308102	12/06/21	0	A	34,333.78	34,333.78	0.00	6,031,092.04
Totals					471,049.60	6,442,479.03	5,269,890.79	74,420,484.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		5,949,675	0	0		5,949,675
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		811,403,246	758,523,881	0		52,879,365
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	817,352,921	758,523,881	0	0	0	52,879,365
Dec-21	818,771,947	752,088,879	0	7,750,448	58,932,620	0
Nov-21	820,283,035	753,474,458	7,763,742	0	59,044,835	0
Oct-21	821,690,089	754,766,800	0	0	66,923,289	0
Sep-21	823,189,637	748,199,619	0	7,942,322	67,047,696	0
Aug-21	824,584,814	743,388,115	7,963,368	6,072,056	67,161,275	0
Jul-21	825,974,292	758,634,451	0	6,081,801	61,258,040	0
Jun-21	827,456,898	753,967,485	6,092,300	0	67,397,114	0
May-21	844,711,501	753,298,517	0	15,876,859	75,536,125	0
Apr-21	846,210,497	721,616,557	54,964,048	0	69,629,891	0
Mar-21	847,601,987	771,790,929	0	0	75,811,059	0
Feb-21	849,293,134	740,213,798	33,102,938	8,093,429	67,882,969	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30294095	52,879,364.84	54,552,428.42	92,000,000.00	10/01/20	21,044,489.00	3.71000	12/31/13	07/06/24	258
37	30308093	7,854,908.22	7,876,341.06	11,800,000.00	06/16/21	697,878.20	1.03000	09/30/21	07/06/24	209
41	30308096	7,738,173.72	7,738,173.72	13,700,000.00	09/10/21	871,964.06	1.59000	12/31/19	08/06/24	270
48	30294170	5,949,674.91	5,960,622.82	5,200,000.00	10/30/20	575,530.87	1.33000	11/30/21	08/06/19	270
Totals		74,422,121.69	76,127,566.02	122,700,000.00		23,189,862.13

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30294095	MU	NY	07/10/20	2

12/17/21 - Loan transferred to MLS Special Servicing 07/10/20 due to payment default (next due for 05/06/20). Cash Trap in place. Loan has been defaulted and Mezzanine Lender was notified. Foreclosure complaint filed 12/13/21. Pending receipt o f workout proposal.

37	30308093	LO	TX	02/10/21	98

12/29/2021 - Loan transferred to MLS Special Servicing on 2-10-2021 due to Payment Default resulting from COVID-19 issues. The special servicer and Borrower are currently working towards a modification, but will also be dual tracking the asset.

41	30308096	LO	CA	06/08/20	13

12/15/2021: COVID Relief Request. Loan transferred to Special Servicer due to default. Collateral consists of two boutique style hotels located in the Downtown San Francisco - White Swann Inn constructed in 1915 with 26 guest rooms and

Petite Auber ge constructed in 1911 also with 26 guest rooms. The Hotels are located on the same street separated by a restaurant business. The hotels cater to leisure travel and business spillover. Pre-negotiation letter has been executed.

Outside Counsel has been en gaged and Notice of Default and Demand for Payment Letter has been sent. Notice of Default has been recorded. Substitution of Trustee document has been recorded. Forbearance agreement/loan modification has been executed. Expected return to Master Servicin g in December.

48	30294170	RT	NC	08/16/19	13

01/06/2022 - Loan transferred to special servicing on 08/16/2019 due to maturity default. Receiver was appointed on 12/09/201. BI-LO (46,900 sf; 73.7% nrsf) closed its location at the subject property in April 2021 but is expected to continue pay ing rent through the leases 02/28/2022 expiration date. An auction to sell the property through the receiver was completed on 12/15/2021, the sale has been approved by the courts, and the receiver is working with the highest bidder to close the transacti on by the 01/20/2022 deadline (subject to one 30-day extension).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30308079	19,898,348.33	4.75000%	19,898,348.33	4.75000%	8	05/29/20	05/27/20	06/04/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/27/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
9	30308080	13,845,416.58	4.75000%	13,845,416.58	4.75000%	8	05/29/20	04/01/20	06/05/20
9	30308080	13,787,207.48	4.75000%	13,787,207.48	4.75000%	8	07/09/20	07/01/20	07/20/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/28/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
25	30294026	16,190,836.94	4.99000%	16,190,836.94	4.99000%	8	05/29/20	05/06/20	06/05/20
29	30294069	13,190,326.63	4.67000%	13,190,326.63	4.67000%	8	05/28/20	07/06/20	05/29/20
37	30308093	8,236,501.49	5.15600%	8,236,501.49	5.15600%	8	07/15/20	05/06/20	07/21/20
37	30308093	0.00	5.15600%	0.00	5.15600%	8	12/28/20	07/06/20	01/08/21
Totals		85,148,637.45		85,148,637.45
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	30293924 01/10/20	22,419,617.26	37,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30308104 05/11/18	4,430,662.80	2,320,000.00	2,209,996.45	899,763.47	2,209,996.45	1,310,232.98	3,120,429.82	0.00	84,154.11	3,036,275.71	57.84%
63	30293879 12/11/20	3,224,453.09	5,000,000.00	3,444,880.45	219,798.59	3,444,251.68	3,224,453.09	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		30,074,733.15	45,120,000.00	5,654,876.90	1,119,562.06	5,654,248.13	4,534,686.07	3,120,429.82	0.00	84,154.11	3,036,275.71

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	30293924	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30308104	12/12/18	0.00	0.00	3,036,275.71	0.00	0.00	(84,154.11)	0.00	0.00	3,036,275.71
		05/11/18	0.00	0.00	3,120,429.82	0.00	0.00	3,120,429.82	0.00	0.00
63	30293879	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,036,275.71	0.00	0.00	3,036,275.71	0.00	0.00	3,036,275.71

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	11,403.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	1,695.60	0.00	0.00	0.00	0.00	0.00	255.98	0.00	0.00	0.00
41	0.00	0.00	1,668.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	1,283.19	0.00	0.00	(16,771.15)	0.00	0.00	583.65	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(5.00)	0.00	0.00	0.00
Total	0.00	0.00	16,050.98	0.00	0.00	(16,771.15)	0.00	0.00	834.63	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			114.46

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30